Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred
Federal	$ 11,444
State	1,406
Deferred income taxes	12,850
Income tax expense	12,850
Reconciliation of income tax expense (benefit)
Income (loss) before income taxes	275,194	$ 108,459	$ (23,930)
Income tax expense (benefit) at federal statutory rate	57,791	22,776	(5,025)
Net (income) loss prior to Business Combination - non taxable	(46,051)	$ (22,776)	$ 5,025
State income taxes, net of federal benefit	1,110
Income tax expense	$ 12,850
Effective tax rate	4.70%	0.00%	0.00%
Deferred tax assets
Net operating loss carryforwards	$ 11,500
Asset retirement obligation	1,128
Other deductible temporary difference	88
Total deferred tax assets	12,716
Net deferred tax assets	12,716
Deferred tax liabilities
Property, plant and equipment	(102,112)
Unrealized derivatives	(2,196)
Total deferred tax liabilities	(104,308)
Net deferred tax liabilities	$ (91,592)